Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2017
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	March 31,	December 31,
	2017	2016
Fair value at beginning of year	$541,216	$180,986
Dispositions, at cost	-	(96)
Realized gain	-	(60)
Impairment loss	-	(13,769)
Increase (decrease) in market value	(89,366)	374,155
Fair value at balance sheet date	$451,850	$541,216